Insurance business - Liabilities under insurance contracts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	£ 22,118	£ 22,651
Claims and benefits paid	(1,742)	(1,786)	£ (1,773)
Increase in liabilities to policyholders	459	3,090	1,847
Exchange differences and other movements	(994)	(1,856)	1,233
Gross liabilities under insurance contracts end of period	19,847	22,118	22,651
Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	463	476
Claims and benefits paid	(122)	(126)	(102)
Increase in liabilities to policyholders	44	120	143
Exchange differences and other movements	20	(32)	(23)
Gross liabilities under insurance contracts end of period	398	463	476
Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	1,885	1,465
Claims and benefits paid	(129)	(106)	(93)
Increase in liabilities to policyholders	238	550	300
Exchange differences and other movements	15	(18)	10
Gross liabilities under insurance contracts end of period	2,022	1,885	1,465
With DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	19,770	20,710
Claims and benefits paid	(1,491)	(1,554)	(1,578)
Increase in liabilities to policyholders	177	2,420	1,404
Exchange differences and other movements	(1,029)	(1,806)	1,246
Gross liabilities under insurance contracts end of period	17,427	19,770	20,710
Gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	22,264	22,816	21,509
Gross liabilities under insurance contracts end of period	19,987	22,264	22,816
Gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	556	594	576
Gross liabilities under insurance contracts end of period	498	556	594
Gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	1,938	1,512	1,295
Gross liabilities under insurance contracts end of period	2,062	1,938	1,512
Gross insurance premium income | With DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	19,770	20,710	19,638
Gross liabilities under insurance contracts end of period	17,427	19,770	20,710
Reinsurers’ share of gross insurance premium income
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(146)	(165)
Gross liabilities under insurance contracts end of period	(140)	(146)	(165)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(93)	(118)
Gross liabilities under insurance contracts end of period	(100)	(93)	(118)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	(53)	(47)
Gross liabilities under insurance contracts end of period	(40)	(53)	(47)
Reinsurers’ share of gross insurance premium income | With DPF
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Gross liabilities under insurance contracts beginning of period	0	0
Gross liabilities under insurance contracts end of period	£ 0	£ 0	£ 0